SCHEDULE OF OUTSTANDING DEBT INSTRUMENT (Details) - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Short-term Debt [Line Items]
Related Debt Discount	$ (3,588,366)	$ (947,873)	$ (25,180)
Related Party Note			64,728
Convertible Note Payable			1,000,000
Total promissory notes, net	2,006,114	2,211,097	1,192,048
Current portion of Convertible Promissory Notes, net	1,121,334	2,211,097
Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Convertible Promissory Notes	5,174,480	3,157,970	$ 152,500
Secured Promissory Notes [Member]
Short-term Debt [Line Items]
Secured Promissory Notes	$ 420,000